SHARE CAPITAL AND RESERVES - LTIP stock option activity (Details) - LTIP stock option	12 Months Ended
	Nov. 30, 2021 Options $ / shares	Nov. 30, 2020 Options $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of Options
Balance outstanding at the beginning | Options	539,232
Issued | Options	50,000	539,423
Exercised | Options	(49,059)
Cancelled and forfeited | Options	(40,929)	(191)
Balance outstanding at the end | Options	499,244	539,232
Options exercisable at the end | Options	309,423
Weighted Average Exercise Price
Balance outstanding at the beginning (in dollars per share) | $ / shares	$ 5.19
Issued (in dollars per share) | $ / shares	10.41	$ 5.19
Exercised (in dollars per share) | $ / shares	5.19
Cancelled and forfeited (in dollars per share) | $ / shares	5.19	5.19
Balance outstanding at the end (in dollars per share) | $ / shares	5.71	$ 5.19
Options exercisable at the end (in dollars per share) | $ / shares	$ 5.33